Performance Management	Feb. 28, 2026
Diamond Hill Small Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities market index and a supplemental index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.diamond-hill.com or by calling 888-226-5595.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year.
Performance Additional Market Index [Text]	The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities market index and a supplemental index.
Bar Chart [Heading]	CLASS I ANNUAL TOTAL RETURN-YEARS ENDED 12/31
Bar Chart Closing [Text Block]
Best Quarter:	4Q 2020,	+26.68%
Worst Quarter:	1Q 2020,	-36.17%

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/25
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.
Performance Table Closing [Text Block]

The Fund’s broad-based securities market index is the Russell 3000® Index, which measures the performance of roughly 3,000 of the largest U.S. companies based on total market capitalization.

The Russell 2000® Index represents an index of securities that reflect the market sectors in which the Fund invests and is utilized by the Adviser for measuring performance. The Russell 2000® Index measures the performance of roughly 2,000 U.S. small-cap companies.

The indexes are unmanaged, market capitalization weighted, include net reinvested dividends, do not reflect fees or expenses (which would lower the return), and are not available for direct investment.

Performance Availability Website Address [Text]	www.diamond-hill.com
Performance Availability Phone [Text]	888-226-5595
Diamond Hill Small Cap Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	26.68%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(36.17%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Diamond Hill Small-Mid Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities market index and a supplemental index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.diamond-hill.com or by calling 888-226-5595.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year.
Performance Additional Market Index [Text]	The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities market index and a supplemental index.
Bar Chart [Heading]	CLASS I ANNUAL TOTAL RETURN-YEARS ENDED 12/31
Bar Chart Closing [Text Block]
Best Quarter:	4Q 2020, +23.26%
Worst Quarter:	1Q 2020, -35.83%

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/25
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.
Performance Table Closing [Text Block]

The Fund’s broad-based securities market index is the Russell 3000® Index, which measures the performance of roughly 3,000 of the largest U.S. companies based on total market capitalization.

The Russell 2500® Index represents an index of securities that reflect the market sectors in which the Fund invests and is utilized by the Adviser for measuring performance. The Russell 2500® Index measures the performance of roughly 2,500 U.S. small to mid-cap companies.

The indexes are unmanaged, market capitalization weighted, include net reinvested dividends, do not reflect fees or expenses (which would lower the return), and are not available for direct investment.

Performance Availability Website Address [Text]	www.diamond-hill.com
Performance Availability Phone [Text]	888-226-5595
Diamond Hill Small-Mid Cap Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	23.26%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(35.83%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Diamond Hill Mid Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities market index and a supplemental index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.diamond-hill.com or by calling 888-226-5595.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year.
Performance Additional Market Index [Text]	The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities market index and a supplemental index.
Bar Chart [Heading]	CLASS I ANNUAL TOTAL RETURN-YEARS ENDED 12/31
Bar Chart Closing [Text Block]
Best Quarter:	4Q 2020, +22.19%
Worst Quarter:	1Q 2020, -36.76%

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/25
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.
Performance Table Closing [Text Block]

The Fund’s broad-based securities market index is the Russell 3000® Index, which measures the performance of roughly 3,000 of the largest U.S. companies based on total market capitalization.

The Russell Midcap® Index represents an index of securities that reflect the market sectors in which the Fund invests and is utilized by the Adviser for measuring performance. The Russell Midcap® Index measures the performance of roughly 800 U.S. mid-cap companies.

The indexes are unmanaged, market capitalization weighted, include net reinvested dividends, do not reflect fees or expenses (which would lower the return), and are not available for direct investment.

Performance Availability Website Address [Text]	www.diamond-hill.com
Performance Availability Phone [Text]	888-226-5595
Diamond Hill Mid Cap Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	22.19%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(36.76%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Diamond Hill Large Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities market index and two supplemental indexes. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.diamond-hill.com or by calling 888-226-5595.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year.
Performance Additional Market Index [Text]	The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities market index and two supplemental indexes.
Bar Chart [Heading]	CLASS I ANNUAL TOTAL RETURN-YEARS ENDED 12/31
Bar Chart Closing [Text Block]
Best Quarter:	2Q 2020, +18.06%
Worst Quarter:	1Q 2020, -26.82%

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/25
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.
Performance Table Closing [Text Block]

The Fund’s broad-based securities market index is the Russell 3000® Index, which measures the performance of roughly 3,000 of the largest U.S. companies based on total market capitalization.

The Russell 1000® Value Index represents the index of securities that is utilized by the Adviser for measuring performance. The Russell 1000® Value Index and the Russell 1000® Index represent indexes of securities that reflect the market sectors in which the Fund may invest.

The Russell 1000® Value Index measures the performance of U.S. large- cap companies with lower price/book ratios and forecasted growth values. The Russell 1000® Index measures the performance of roughly 1,000 U.S. large-cap companies.

The indexes are unmanaged, market capitalization weighted, include net reinvested dividends, do not reflect fees or expenses (which would lower the return), and are not available for direct investment.

Performance Availability Website Address [Text]	www.diamond-hill.com
Performance Availability Phone [Text]	888-226-5595
Diamond Hill Large Cap Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	18.06%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(26.82%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Diamond Hill Select Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities market index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.diamond-hill.com or by calling 888-226-5595.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year.
Performance Additional Market Index [Text]	The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities market index.
Bar Chart [Heading]	CLASS I ANNUAL TOTAL RETURN-YEARS ENDED 12/31
Bar Chart Closing [Text Block]
Best Quarter:	4Q 2020, +24.65%
Worst Quarter:	1Q 2020, -34.01%

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/25
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.
Performance Table Closing [Text Block]

The Fund’s broad-based securities market index is the Russell 3000® Index, which measures the performance of roughly 3,000 of the largest U.S. companies based on total market capitalization. The Russell 3000® Index also represents an index of securities that reflect the market sectors in which the Fund invests and is utilized by the Adviser for measuring performance.

The index is unmanaged, market capitalization weighted, includes net reinvested dividends, does not reflect fees or expenses (which would lower the return), and is not available for direct investment.

Performance Availability Website Address [Text]	www.diamond-hill.com
Performance Availability Phone [Text]	888-226-5595
Diamond Hill Select Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	24.65%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(34.01%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Diamond Hill Long-Short Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities market index and two supplemental indexes. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.diamond-hill.com or by calling 888-226-5595.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year.
Performance Additional Market Index [Text]	The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities market index and two supplemental indexes.
Bar Chart [Heading]	CLASS I ANNUAL TOTAL RETURN-YEARS ENDED 12/31
Bar Chart Closing [Text Block]
Best Quarter:	4Q 2020, +13.78%
Worst Quarter:	1Q 2020, -23.39%

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/25
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.
Performance Table Closing [Text Block]

The Fund’s broad-based securities market index is the Russell 3000® Index, which measures the performance of roughly 3,000 of the largest U.S. companies based on total market capitalization.

The Russell 1000® Index represents an index of securities that reflect the market sectors in which the Fund invests. The Russell 1000® Index measures the performance of roughly 1,000 U.S. large-cap companies.

The blended benchmark represents a 60/40 weighted blend of the Russell 1000® Index and the Bloomberg US Treasury Bills 1-3 Month Index. The Bloomberg US Treasury Bills 1-3 Month Index measures the performance of US Treasury bills with time to maturity between 1 and 3 months. The blended benchmark is utilized by the Adviser for measuring performance.

The indexes are unmanaged, market capitalization weighted, include net reinvested dividends, do not reflect fees or expenses (which would lower the return), and are not available for direct investment.

Performance Availability Website Address [Text]	www.diamond-hill.com
Performance Availability Phone [Text]	888-226-5595
Diamond Hill Long-Short Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	13.78%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(23.39%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Diamond Hill International Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility - or variability - of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year.

Prior to calendar year 2019, the bar chart and table reflect the past performance of Diamond Hill International Equity Fund, LP (the “International Partnership”), a private fund managed with full investment authority by the Adviser, and provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the periods indicated and by showing how the Fund’s average annual total returns for the periods indicated compared to a broad-based securities market index. The Fund is managed in all material respects in a manner equivalent to the management of the International Partnership. The Fund’s objectives, policies, guidelines and restrictions are in all material respects equivalent to the International Partnership, and the Fund was created for reasons entirely unrelated to the establishment of a performance record. The assets of the International Partnership were converted, based on their value on June 28, 2019, into assets of the Fund prior to commencement of operations of the Fund. The performance of the International Partnership has been restated to reflect the net expenses and maximum applicable sales charge of the Fund for its initial years of investment operations. The International Partnership was not registered under the Investment Company Act of 1940, as amended (the “Company Act”), and therefore, was not subject to certain investment restrictions imposed by the Company

Act. If the International Partnership had been registered under the Company Act, its performance may have been adversely affected. Performance of the Fund prior to calendar year 2019 is measured from December 30, 2016, the inception of the International Partnership, and is not the performance of the Fund. The Fund’s and the International Partnership’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future either before or after taxes. Updated performance information is available by visiting www.diamond-hill.com or by calling 888-226-5595.

Performance Past Does Not Indicate Future [Text]	The Fund’s and the International Partnership’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future either before or after taxes.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the volatility - or variability - of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year.
Performance Additional Market Index [Text]	Prior to calendar year 2019, the bar chart and table reflect the past performance of Diamond Hill International Equity Fund, LP (the “International Partnership”), a private fund managed with full investment authority by the Adviser, and provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the periods indicated and by showing how the Fund’s average annual total returns for the periods indicated compared to a broad-based securities market index.
Bar Chart [Heading]	CLASS I ANNUAL TOTAL RETURN-YEARS ENDED 12/31
Bar Chart Closing [Text Block]
Best Quarter:	4Q 2020, +22.69%
Worst Quarter:	1Q 2020, -26.28%

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/25
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes. After-tax returns prior to five years are not provided because the International Partnership’s tax treatment was different than that of a registered investment company.

Performance Table Does Reflect Sales Loads	The performance of the International Partnership has been restated to reflect the net expenses and maximum applicable sales charge of the Fund for its initial years of investment operations.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.
Performance Table Closing [Text Block]

The Fund’s broad-based securities market index is the MSCI ACWI ex USA Index, which measures the performance of large- and mid-cap stocks in developed (excluding the U.S.) and emerging markets. The MSCI ACWI ex USA Index also represents an index of non-U.S. securities that reflect the market sectors in which the Fund invests and is utilized by the Adviser for measuring performance.

The index is unmanaged, market capitalization weighted, includes net reinvested dividends, does not reflect fees or expenses (which would lower return), and is not available for direct investment.

Performance Availability Website Address [Text]	www.diamond-hill.com
Performance Availability Phone [Text]	888-226-5595
Diamond Hill International Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	22.69%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(26.28%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Diamond Hill Short Duration Securitized Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities market index and a supplemental index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.diamond-hill.com or by calling 888-226-5595.

Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year.
Performance Additional Market Index [Text]	The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities market index and a supplemental index.
Bar Chart [Heading]	CLASS I ANNUAL TOTAL RETURN-YEARS ENDED 12/31
Bar Chart Closing [Text Block]
Best Quarter:	2Q 2020, +5.26%
Worst Quarter:	1Q 2020, -7.64%

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/25
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.
Performance Table Closing [Text Block]

The Fund’s broad-based securities market index is the Bloomberg US Aggregate Bond Index, which measures the performance of investment grade, fixed-rate taxable bond market and includes government and corporate bonds, agency mortgage-backed, asset-backed and commercial mortgage-backed securities (agency and non-agency).

The Bloomberg 1-3 Year US Government/Credit Index represents the index utilized by the Adviser for measuring performance. The Bloomberg 1-3 Year US Government/Credit Index measures the performance of investment grade government and corporate bonds with maturities of one to three years.

The indexes are unmanaged, include net reinvested dividends, do not reflect fees or expenses (which would lower the return), and are not available for direct investment.

Performance Availability Website Address [Text]	www.diamond-hill.com
Performance Availability Phone [Text]	888-226-5595
Diamond Hill Short Duration Securitized Bond Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	5.26%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(7.64%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Diamond Hill Securitized Total Return Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

No performance information is presented for the Fund at this time, as the Fund has been in operation for less than a full calendar year. In the future, performance information will be presented in this section of the prospectus. This information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad-based securities index and a supplemental index. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

The Fund’s broad-based securities market index is the Bloomberg US Aggregate Bond Index. The Bloomberg US Aggregate Bond Index measures the performance of the investment grade, fixed-rate taxable bond market and includes government and corporate bonds, agency mortgage-backed, asset-backed and commercial mortgage-backed securities (agency and non-agency).

The Bloomberg US Securitized: MBS, ABS and CMBS Index represents the index utilized by the Adviser for measuring performance. The Bloomberg US Securitized: MBS, ABS and CMBS Index measures the performance of all USD-denominated, investment grade, securitized issues within the Bloomberg US Aggregate Bond Index. MBS must have a weighted average maturity of at least one year. CMBS and ABS must have a remaining average life of at least one year.

The indexes are unmanaged, includes net reinvested dividends, do not reflect fees or expenses (which would lower the return), and are not available for direct investment.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance is not necessarily an indication of its future performance.
Performance One Year or Less [Text]	No performance information is presented for the Fund at this time, as the Fund has been in operation for less than a full calendar year.
Performance Availability Website Address [Text]	www.diamond-hill.com
Performance Availability Phone [Text]	888-226-5595
Diamond Hill Core Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities market index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.diamond-hill.com or by calling 888-226-5595.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year.
Bar Chart [Heading]	CLASS I ANNUAL TOTAL RETURN-YEARS ENDED 12/31
Bar Chart Closing [Text Block]
Best Quarter:	4Q 2023, +6.41%
Worst Quarter:	1Q 2022, -4.99%

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/25
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.
Performance Table Closing [Text Block]

The Fund’s broad-based securities market index is the Bloomberg US Aggregate Bond Index, which measures the performance of investment grade, fixed-rate taxable bond market and includes government and corporate bonds, agency mortgage-backed, asset-backed and commercial mortgage-backed securities (agency and non-agency). The Bloomberg US Aggregate Bond Index also represents the index utilized by the Adviser for measuring performance.

The index is unmanaged, includes net reinvested dividends, does not reflect fees or expenses (which would lower the return), and is not available for direct investment.

Performance Availability Website Address [Text]	www.diamond-hill.com
Performance Availability Phone [Text]	888-226-5595
Diamond Hill Core Bond Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	6.41%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(4.99%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Diamond Hill Core Plus Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities market index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.Updated performance information is available by visiting www.diamond-hill.com or by calling 888-226-5595.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year.
Bar Chart [Heading]	CLASS I ANNUAL TOTAL RETURN-YEARS ENDED 12/31
Bar Chart Closing [Text Block]
Best Quarter:	1Q 2025, 2.99%
Worst Quarter:	4Q 2025, 1.11%

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/25
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.
Performance Table Closing [Text Block]

The Fund’s broad-based securities market index is the Bloomberg US Aggregate Bond Index. The Bloomberg US Aggregate Bond Index measures the performance of investment grade, fixed-rate taxable bond market and includes government and corporate bonds, agency mortgage-backed, asset-backed and commercial mortgage-backed securities (agency and non-agency). The Bloomberg US Aggregate Bond Index also represents the index utilized by the Adviser for measuring performance.

The index is unmanaged, includes net reinvested dividends, does not reflect fees or expenses (which would lower the return), and is not available for direct investment.

Performance Availability Website Address [Text]	www.diamond-hill.com
Performance Availability Phone [Text]	888-226-5595
Diamond Hill Core Plus Bond Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	2.99%
Highest Quarterly Return, Date	Mar. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	1.11%
Lowest Quarterly Return, Date	Dec. 31, 2025
Diamond Hill Large Cap Concentrated ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

On September 26, 2025, the Diamond Hill Large Cap Concentrated Fund (the “Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions to the Fund, was reorganized into the Fund (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The performance provided in the bar chart and table for periods prior to September 26, 2025 is that of the Predecessor Fund’s Class Y shares. The bar chart and performance table below show the variability of the Fund’s and the Predecessor Fund’s returns, which is some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad-based securities market index and two supplemental indexes. The bar chart shows performance of the Fund and Predecessor Fund’s Class Y shares for each calendar year since the Predecessor Fund’s inception. Had the Predecessor Fund been structured as an ETF, its performance may have differed. Of course, the Fund’s past performance is not necessarily an indication of the Fund’s future performance. Updated performance information for the Fund will be available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance is not necessarily an indication of the Fund’s future performance.
Bar Chart [Heading]	CLASS Y ANNUAL TOTAL RETURN-YEARS ENDED 12/31
Bar Chart Closing [Text Block]
Best Quarter:	4Q 2023, +12.51%
Worst Quarter:	2Q 2022, -15.46%

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/25
Performance Table Narrative

The following table shows the average total returns on an investment in the Fund and/or Class Y shares of the Predecessor Fund compared to the market indices for the one-year and since inception periods ended December 31, 2025. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Closing [Text Block]

The Fund’s broad-based securities market index is the Russell 3000® Index, which measures the performance of roughly 3,000 of the largest U.S. companies based on total market capitalization.

The Russell 1000® Value Index represents the index of securities that is utilized by the Adviser for measuring performance. The Russell 1000® Value Index and the Russell 1000® Index represent indexes of securities that reflect the market sectors in which the Fund may invest.

The Russell 1000® Value Index measures the performance of U.S. large-cap companies with lower price/book ratios and forecasted growth values. The Russell 1000® Index measures the performance of roughly 1,000 U.S. large-cap companies.

The indexes are unmanaged, market capitalization weighted, include net reinvested dividends, do not reflect fees or expenses (which would lower the return), and are not available for direct investment.

Performance Availability Website Address [Text]	www.diamond-hill.com
Performance Availability Phone [Text]	888-226-5595
Diamond Hill Large Cap Concentrated ETF | Diamond Hill Large Cap Concentrated ETF Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	12.51%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(15.46%)
Lowest Quarterly Return, Date	Jun. 30, 2022